Summary of Detailed Information About Reconciliation of Operating Loss to Net Loss Explanatory (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating earnings (loss)	$ (81,038)	$ (40,988)
Foreign exchange	393	4,542
Finance charges	91,431	107,468
Loss on investments and other assets	400	0
Loss (gain) on redemption and repurchase of unsecured senior notes	9,520	(43,814)
Income taxes	(5,396)	10,954
Net loss	$ (177,386)	$ (120,138)